Nature of the business, Description (Details) - Algonquin [Member]			1 Months Ended	12 Months Ended
	Nov. 27, 2018	Mar. 09, 2018	Nov. 30, 2017	Dec. 31, 2018
Nature of the business [Abstract]
Ownership interest		25.00%	25.00%	41.47%
Percentage of non-controlling interests	16.47%	25.00%